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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    June 30, 2011

Check here if Amendment [_]; Amendment Number: __________________________
  This Amendment (Check only one.):  [_] is a restatement.
                                     [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Account Management, LLC
Address:  17 Arlington Street
          Boston, MA 02116

Form 13F File Number: 28-  01363

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Christopher de Roetth
Title:  Principal
Phone:  617-236-4200

Signature, Place, and Date of Signing:

Christopher de Roetth (signature of file)   Boston, MA    August 12, 2011
-----------------------------------------  -------------- ---------------
              [Signature]                  [City, State]      [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
NONE

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
                                                                                                      (SEC USE ONLY)
  Page 1 of 4                  FORM 13 F                              NAME OF REPORTING
                                                                 MANAGER Account Management,
                                                                             LLC
                                                                                                          Item 8:
                                                                      Item 6:                        Voting Authority
                                                               Investment Discretion                     (Shares)
                                      Item 4:    Item 5:  -------------------------------- Item 7:  -------------------
                 Item 2:    Item 3:    Fair     Shares or          (b) Shared-             Managers
    Item 1:      Title of    CUSIP    Market    Principal          As Defined  (c) Shared-   See     (a)     (b)   (c)
Name of Issuer    Class     Number     Value     Amount   (a) Sole in Instr. V    Other    Instr. V  Sole   Shared None
 --------------  --------  --------- ---------- --------- -------- ----------- ----------- -------- ------- ------ ----
Berkshire
  Hathaway       Common
  Hld B          Stock     084670702 12,260,511   158,425 158,425                                   158,425
Berkshire
  Hathaway       Common
  Inc. CL "A"    Stock     084670108  1,509,365        13      13                                        13
Accretive        Common
  Health Inc.    Stock     00438V103  2,360,780    82,000  82,000                                    82,000
Credit
  Acceptance     Common
  Corporation    Stock     225310101 18,704,783   221,437 221,437                                   221,437
D R Horton Inc   Common
                 Stock     23331A109  3,949,056   342,800 342,800                                   342,800
CTPartners       Common
  Executive S    Stock     22945C105    517,435    43,300  43,300                                    43,300
Encana           Common
  Corporation    Stock     292505104    323,295    10,500  10,500                                    10,500
Energy           Common
  Recovery Inc.  Stock     29270J100     81,750    25,000  25,000                                    25,000
ETFS Metal
  Securities
  Austrailia
  LTD
  Redeemable     Common
  Pref SHS       Stock     Q3635T113    435,994     3,033   3,033                                     3,033
G Check PT       Common
  Software Ford  Stock     M22465104  2,873,768    50,550  50,550                                    50,550
AuRico Gold      Common
  Inc            Stock     364915108    686,222    73,550  73,550                                    73,550
Maxim
  Integrated     Common
  Products       Stock     57772K101  6,425,145   251,375 251,375                                   251,375
Ritchie Bros.    Common
  Auction        Stock     767744105  1,555,934    56,600  56,600                                    56,600
COLUMN
  TOTALS                             51,684,038 1,318,583

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
                                                                                                      (SEC USE ONLY)
  Page 2 of 4                   FORM 13 F                             NAME OF REPORTING
                                                                 MANAGER Account Management,
                                                                             LLC
                                                                                                          Item 8:
                                                                       Item 6:                       Voting Authority
                                                                Investment Discretion                    (Shares)
                                       Item 4:    Item 5:  ------------------------------- Item 7:  -------------------
                  Item 2:    Item 3:    Fair     Shares or         (b) Shared-             Managers
Item 1:           Title of    CUSIP    Market    Principal  (a)    As Defined  (c) Shared-   See     (a)     (b)   (c)
Name of Issuer     Class     Number     Value     Amount    Sole   in Instr. V    Other    Instr. V  Sole   Shared None
--------------    --------  --------- ---------- --------- ------- ----------- ----------- -------- ------- ------ ----
Barrick Gold      Common
  Corporation     Stock     067901108  4,723,385  104,292  104,292                                  104,292
Canadian
  Natural         Common
  Resources       Stock     136385101    667,667   15,950   15,950                                   15,950
Microsoft         Common
  Corporation     Stock     594918104  4,676,100  179,850  179,850                                  179,850
Johnson &         Common
  Johnson         Stock     478160104  2,056,798   30,920   30,920                                   30,920
Leucadia          Common
  National Corp   Stock     527288104  1,807,300   53,000   53,000                                   53,000
Goldcorp Inc.     Common
                  Stock     380956409  7,782,813  161,235  161,235                                  161,235
Monsanto Co.      Common
  (New)           Stock     61166W101    471,510    6,500    6,500                                    6,500
Cenovus Energy    Common
  Inc.            Stock     15135U109    263,620    7,000    7,000                                    7,000
EMC Corp          Common
  Mass            Stock     268648102    330,600   12,000   12,000                                   12,000
EOG Resources     Common
  Inc.            Stock     26875P101  1,986,450   19,000   19,000                                   19,000
Enterprise Prods  Common
  Partners LP     Stock     293792107  2,287,537   52,940   52,940                                   52,940
Powersecure
  International,  Common
  Inc.            Stock     73936N105  1,267,774  175,592  175,592                                  175,592
SPDR Gold         Common
  Trust           Stock     78463V107  2,858,720   19,748   19,748                                   19,748
COLUMN
  TOTALS                              31,180,274  838,027

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
                                                                                                       (SEC USE ONLY)
  Page 3 of 4                   FORM 13 F                              NAME OF REPORTING
                                                                  MANAGER Account Management,
                                                                              LLC
                                                                                                           Item 8:
                                                                       Item 6:                        Voting Authority
                                                                Investment Discretion                     (Shares)
                                       Item 4:    Item 5:  -------------------------------- Item 7:  -------------------
                  Item 2:    Item 3:    Fair     Shares or          (b) Shared-             Managers
    Item 1:       Title of    CUSIP    Market    Principal          As Defined  (c) Shared-   See     (a)     (b)   (c)
 Name of Issuer    Class     Number     Value     Amount   (a) Sole in Instr. V    Other    Instr. V  Sole   Shared None
 --------------   --------  --------- ---------- --------- -------- ----------- ----------- -------- ------- ------ ----
Petaquilla        Common
Minerals LTD      Stock     716013107    234,785  350,425  350,425                                   350,425
Transdigm         Common
Group Inc.        Stock     893641100  2,097,370   23,000   23,000                                    23,000
Penn West         Common
Energy Trust      Stock     707885109    286,654   12,420   12,420                                    12,420
Randgold RES.     Common
LTD F             Stock     752344309    210,125    2,500    2,500                                     2,500
Asia Tigers Fund  Common
Inc.              Stock     04516T105    840,650   43,000   43,000                                    43,000
Sprott Physical   Common
Gold Trust        Stock     85207H104  1,432,238  109,750  109,750                                   109,750
Central Fund of   Common
Canada Ltd.       Stock     153501101    468,510   23,000   23,000                                    23,000
Exxon Mobil       Common
Corporation       Stock     30231G102  3,808,503   46,799   46,799                                    46,799
KB Home           Common
                  Stock     48666K109  1,515,900  155,000  155,000                                   155,000
Schlumberger      Common
                  Stock     806857108    345,600    4,000    4,000                                     4,000
                  Common
                  Stock                                          0                                         0
                  Common
                  Stock                                          0                                         0
COLUMN
TOTALS                                11,240,335  769,894

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
                                                                                                 (SEC USE ONLY)
 Page 4 of 4                   FORM 13 F                            NAME OF REPORTING
                                                                     MANAGER Account
                                                                     Management, LLC
                                                                                                    Item 8:
                                                                    Item 6:                     Voting Authority
                                                             Investment Discretion                  (Shares)
                                        Item 4:  Item 5:  ---------------------------- Item 7:  ----------------
                                Item 3:  Fair   Shares or      (b) Shared-             Managers
Item 1:            Item 2:       CUSIP  Market  Principal (a)  As Defined  (c) Shared-   See    (a)   (b)   (c)
Name of Issuer  Title of Class  Number   Value   Amount   Sole in Instr. V    Other    Instr. V Sole Shared None
--------------  --------------  ------- ------- --------- ---- ----------- ----------- -------- ---- ------ ----
                   Common
                   Stock                                   0                                     0
                   Common
                   Stock                                   0                                     0
                   Common
                   Stock                                   0                                     0
                   Common
                   Stock                                   0                                     0
                   Common
                   Stock                                   0                                     0
                   Common
                   Stock                                   0                                     0
                   Common
                   Stock                                   0                                     0
                   Common
                   Stock                                   0                                     0
                   Common
                   Stock                                   0                                     0
                   Common
                   Stock                                   0                                     0
                                           0        0
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